Assets held for sale (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	$ 57,436	$ 54,630	$ 52,916
Buildings
Disclosure of assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	24,786	24,208	22,394
Land [Member]
Disclosure of assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	31,793	29,563	29,563
Other Assets [Member]
Disclosure of assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	$ 857	$ 859	$ 959